Derivatives and Hedging - Narrative (Details) € in Millions, SFr in Millions	1 Months Ended					12 Months Ended
	Nov. 30, 2025 CHF (SFr) derivative	May 31, 2025 CHF (SFr) derivative	Nov. 30, 2024 USD ($) derivative	Sep. 30, 2023 USD ($)	Sep. 30, 2022 derivative	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($) derivative	Dec. 31, 2023 USD ($)	Dec. 31, 2025 EUR (€)	Jul. 31, 2025 USD ($)	Jul. 31, 2025 EUR (€)	Nov. 30, 2024 CHF (SFr)	Sep. 30, 2023 CHF (SFr)	Aug. 31, 2022 EUR (€)	Jul. 31, 2022 EUR (€)	Dec. 31, 2017 USD ($)	Dec. 31, 2015 EUR (€) derivative
Derivative [Line Items]
Face amount of debt instrument						$ 1,667,273,000	$ 1,399,462,000
Derivative gains included in accumulated other comprehensive income expected to be reclassified within twelve months						2,500,000
Losses gain reclassified from accumulated other comprehensive loss			$ (5,400,000)			(33,786,000)	83,696,000	$ (49,417,000)
Gain on embedded derivative			$ 1,400,000	$ 900,000
Cash Flow Hedge
Derivative [Line Items]
Number of new derivatives entered into | derivative					5
Private Placement Bond | Designated as Hedging Instrument
Derivative [Line Items]
Unrealized gain (loss) recorded in equity						(54,200,000)	$ (10,700,000)
Cash convertible notes embedded cash conversion option
Derivative [Line Items]
Number of derivative instruments | derivative							2
German Private Corporate Bond (Schuldschein) | Private Placement Bond
Derivative [Line Items]
Face amount of debt instrument						17,039,000	$ 15,069,000									$ 331,100,000
Unrealized gain (loss) recorded in equity						900,000
German Private Corporate Bond (Schuldschein) | Private Placement Bond | Designated as Hedging Instrument
Derivative [Line Items]
Face amount of debt instrument | €									€ 14.5
German Private Placement (2022 Schuldschein) | Private Placement Bond
Derivative [Line Items]
Face amount of debt instrument						374,234,000	384,393,000			$ 51,500,000				€ 370.0
Unrealized gain (loss) recorded in equity						53,300,000
German Private Placement (2022 Schuldschein) | Private Placement Bond | Designated as Hedging Instrument
Derivative [Line Items]
Face amount of debt instrument | €											€ 318.5				€ 370.0
Debt matured and repaid | €											€ 51.5
Interest Rate Swap | Cash Flow Hedge
Derivative [Line Items]
Derivative asset notional amount | SFr													SFr 542.0
Number of new derivatives entered into | derivative	8	8	8
Interest Rate Swap | Derivative Contracts 2015
Derivative [Line Items]
Number of derivative instruments | derivative																	5
Derivative asset notional amount | €																	€ 180.0
Interest Rate Swap | Derivative Contract Maturity Through 2026 | Cash Flow Hedge
Derivative [Line Items]
Derivative asset notional amount | SFr	SFr 70.0	SFr 70.0										SFr 280.0
Derivative settled | derivative	2	2
Interest Rate Swap | Derivative Contract Maturity Through 2028 | Cash Flow Hedge
Derivative [Line Items]
Derivative asset notional amount | SFr		SFr 70.0
Number of new derivatives entered into | derivative		2
Interest Rate Swap | Derivative Contract Maturity Through 2027 | Cash Flow Hedge
Derivative [Line Items]
Derivative asset notional amount | SFr	SFr 70.0
Number of new derivatives entered into | derivative	2
Foreign Exchange Contracts | Undesignated Derivative Instruments
Derivative [Line Items]
Notional amount						488,500,000	645,700,000
Accrued and Other Current Liabilities
Derivative [Line Items]
Derivative liability fair value						(700,000)	(16,800,000)
Prepaid Expenses and Other Current Assets
Derivative [Line Items]
Derivative asset fair value						22,500,000	3,200,000
Prepaid Expenses and Other Current Assets | Interest Rate Swap | Cash Flow Hedge
Derivative [Line Items]
Interest receivable						$ 1,100,000	$ 3,200,000